                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  06-30-1999

 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    Birinyi Associates, Inc.
          ---------------------------------------------
 Address: P.O.Box 711
          ---------------------------------------------
          Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-04573
                        --------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Laszlo Birinyi, Jr.
          ---------------------------------------------
 Title:   President
          ---------------------------------------------
 Phone:   (203) 341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Laszlo Birinyi, Jr.  Westport, CT                   08-10-1999
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                        Name of Reporting Manager: Birinyi Associates Inc.
------------------------------------------------------------------------------------------------------------

 Ticker                 Name of Issuer            Title of Class      CUSIP Number    Fair Market  Shares or
                                                                                         Value     Principal
                                                                                                    Amount
------------------------------------------------------------------------------------------------------------

AOL       America Online Inc.                        Common           02364J104      64,238,070      581,340
IBM       International Business Machines Corp.      Common           459200101      58,668,385      453,914
MSFT      Microsoft Corp.                            Common           594918104      44,649,486      495,074
DELL      Dell Computer Corp.                        Common           247025109      20,710,084      559,732
LU        Lucent Technologies Inc.                   Common           549463107      16,637,573      246,711
AXP       American Express Company                   Common           025816109      16,274,734      125,070
C         Citigroup Inc.                             Common           172967101      15,196,865      319,934
GE        General Electric Company                   Common           369604103      14,984,704      132,608
INTC      Intel Corp.                                Common           458140100      12,921,377      217,166
BMY       Bristol-Myers Squibb Co.                   Common           110122108      11,146,875      158,252
CSCO      Cisco Systems Inc.                         Common           17275R102      10,723,685      166,269
USW       US West Inc.                               Common           91273H101       9,502,813      161,750
MRK       Merck & Co., Inc.                          Common           589331107       9,418,942      127,283
TXN       Texas Instruments Inc.                     Common           882508104       7,703,125       53,125
SCH       Schwab (Charles) Corp.                     Common           808513105       7,632,137       69,462
BRK/A     Berkshire Hathaway Inc.                    Common           084670108       6,476,600           94
PFE       Pfizer Inc.                                Common           717081103       6,460,434       58,865
XON       Exxon Corp.                                Common           302290101       6,131,927       79,995
MER       Merrill Lynch & Co.                        Common           590188108       6,107,225       76,400
PG        Procter & Gamble Co.                       Common           742718109       5,860,155       65,660
UTX       United Technologies Corp.                  Common           913017109       5,590,191       77,980
AHP       American Home Products Corp.               Common           026609107       5,536,100       96,280
F         Ford Motor Company                         Common           345370100       5,460,497       96,753
XRX       Xerox Corp.                                Common           984121103       5,362,391       89,250
WMT       Wal-Mart Stores Inc.                       Common           931142103       5,360,575      111,100
MWD       Morgan Stanley Dean Witter & Company       Common           617446448       5,167,743       50,417
CMB       Chase Manhattan Corp.                      Common           16161A108       5,034,645       58,120
MCD       McDonald's Corp.                           Common           580135101       5,022,071      121,563
FNM       Fannie Mae                                 Common           313586109       5,000,059       73,127
CHV       Chevron Corporation                        Common           166751107       4,655,335       48,907
WLA       Warner-Lambert Co.                         Common           934488107       3,935,228       56,724
SPY       Standard and Poor's 500 Index (SPX)        UNIT SER 1       78462F103       3,684,106       26,900
JPM       J.P. Morgan & Company                      Common           616880100       3,660,025       26,050
ARC       Atlantic Richfield Co.                     Common           048825103       3,609,649       43,197
HWP       Hewlett-Packard CO.                        Common           428236103       3,504,536       34,871
GPS       Gap Inc.                                   Common           364760108       3,322,382       65,953
NOK       Nokia OYJ                                  SPONSORED ADR    654902204       3,255,779       35,558
T         AT&T Corp.                                 Common           001957109       3,219,823       57,690
BLS       Bellsouth Corporation                      Common           079860102       3,089,063       65,900
CCU       Clear Channel Communications               Common           184502102       3,016,016       43,750
WCOM      MCI Worldcom Inc.                          Common           55268B106       2,991,340       34,691
TWX       Time Warner Inc.                           Common           887315109       2,987,775       40,650
EMC       EMC Corp-Mass                              Common           268648102       2,937,550       53,410
DOW       Dow Chemical Company                       Common           260543103       2,929,290       23,088
KO        Coca-Cola Co.                              Common           191216100       2,612,500       41,800
SBC       SBC Communications Inc.                    Common           78387G103       2,603,968       44,896
SUNW      Sun Microsystems Inc.                      Common           866810104       2,246,703       32,620
MOB       Mobil Corp.                                Common           607059102       2,162,160       21,840
SLB       Schlumberger Ltd.                          Common           806857108       2,101,688       33,000
LLY       Eli Lilly & Co.                            Common           532457108       2,020,040       28,203
JNJ       Johnson & Johnson                          Common           478160104       1,861,902       18,999
ABT       Abbott Laboratories                        Common           002824100       1,797,705       39,510
CMGI      CMGI Inc.                                  Common           125750109       1,665,313       14,600
G         Gillette Company                           Common           375766102       1,601,050       39,050


                        Name of Reporting Manager: Birinyi Associates Inc.                                    (SEC USE ONLY)
--------------------------------------------------------------------------------------------------------------------------------
                                                           Investment Discretion                       Voting Authority (Shares)
                                                    ---------------------------------                ---------------------------
 Ticker                 Name of Issuer              (a)Sole  (b)Shared As  (c)Shared-  Managers See  (a)Sole  (b)Shared  (c)None
                                                              Defined in      Other      Instr.V
                                                                Part V.
--------------------------------------------------------------------------------------------------------------------------------

AOL       America Online Inc.                       581,340                              n/a                             581,340
IBM       International Business Machines Corp.     453,914                              n/a                             453,914
MSFT      Microsoft Corp.                           495,074                              n/a                             495,074
DELL      Dell Computer Corp.                       559,732                              n/a                             559,732
LU        Lucent Technologies Inc.                  246,711                              n/a                             246,711
AXP       American Express Company                  125,070                              n/a                             125,070
C         Citigroup Inc.                            319,934                              n/a                             319,934
GE        General Electric Company                  132,608                              n/a                             132,608
INTC      Intel Corp.                               217,166                              n/a                             217,166
BMY       Bristol-Myers Squibb Co.                  158,252                              n/a                             158,252
CSCO      Cisco Systems Inc.                        166,269                              n/a                             166,269
USW       US West Inc.                              161,750                              n/a                             161,750
MRK       Merck & Co., Inc.                         127,283                              n/a                             127,283
TXN       Texas Instruments Inc.                     53,125                              n/a                              53,125
SCH       Schwab (Charles) Corp.                     69,462                              n/a                              69,462
BRK/A     Berkshire Hathaway Inc.                        94                              n/a                                  94
PFE       Pfizer Inc.                                58,865                              n/a                              58,865
XON       Exxon Corp.                                79,995                              n/a                              79,995
MER       Merrill Lynch & Co.                        76,400                              n/a                              76,400
PG        Procter & Gamble Co.                       65,660                              n/a                              65,660
UTX       United Technologies Corp.                  77,980                              n/a                              77,980
AHP       American Home Products Corp.               96,280                              n/a                              96,280
F         Ford Motor Company                         96,753                              n/a                              96,753
XRX       Xerox Corp.                                89,250                              n/a                              89,250
WMT       Wal-Mart Stores Inc.                       11,100                              n/a                             111,100
MWD       Morgan Stanley Dean Witter & Company       50,417                              n/a                              50,417
CMB       Chase Manhattan Corp.                      58,120                              n/a                              58,120
MCD       McDonald's Corp.                           21,563                              n/a                             121,563
FNM       Fannie Mae                                 73,127                              n/a                              73,127
CHV       Chevron Corporation                        48,907                              n/a                              48,907
WLA       Warner-Lambert Co.                         56,724                              n/a                              56,724
SPY       Standard and Poor's 500 Index (SPX)        26,900                              n/a                              26,900
JPM       J.P. Morgan & Company                      26,050                              n/a                              26,050
ARC       Atlantic Richfield Co.                     43,197                              n/a                              43,197
HWP       Hewlett-Packard CO.                        34,871                              n/a                              34,871
GPS       Gap Inc.                                   65,953                              n/a                              65,953
NOK       Nokia OYJ                                  35,558                              n/a                              35,558
T         AT&T Corp.                                 57,690                              n/a                              57,690
BLS       Bellsouth Corporation                      65,900                              n/a                              65,900
CCU       Clear Channel Communications               43,750                              n/a                              43,750
WCOM      MCI Worldcom Inc.                          34,691                              n/a                              34,691
TWX       Time Warner Inc.                           40,650                              n/a                              40,650
EMC       EMC Corp-Mass                              53,410                              n/a                              53,410
DOW       Dow Chemical Company                       23,088                              n/a                              23,088
KO        Coca-Cola Co.                              41,800                              n/a                              41,800
SBC       SBC Communications Inc.                    44,896                              n/a                              44,896
SUNW      Sun Microsystems Inc.                      32,620                              n/a                              32,620
MOB       Mobil Corp.                                21,840                              n/a                              21,840
SLB       Schlumberger Ltd.                          33,000                              n/a                              33,000
LLY       Eli Lilly & Co.                            28,203                              n/a                              28,203
JNJ       Johnson & Johnson                          18,999                              n/a                              18,999
ABT       Abbott Laboratories                        39,510                              n/a                              39,510
CMGI      CMGI Inc.                                  14,600                              n/a                              14,600
G         Gillette Company                           39,050                              n/a                              39,050

                        Name of Reporting Manager: Birinyi Associates Inc.
------------------------------------------------------------------------------------------------------------

 Ticker                 Name of Issuer            Title of Class      CUSIP Number    Fair Market  Shares or
                                                                                         Value     Principal
                                                                                                    Amount
------------------------------------------------------------------------------------------------------------

HD        Home Depot Inc.                            Common           437076102       1,581,812       24,548
BEL       Bell Atlantic Corp.                        Common           077853109       1,562,463       23,900
WFC       Wells Fargo Company                        Common           949746101       1,560,375       36,500
IP        International Paper Co.                    Common           460146103       1,496,366       29,631
TXU       Texas Utilities Co.                        Common           882848104       1,485,000       36,000
GS        Goldman Sachs Group Inc.                   Common           38141G104       1,452,586       20,105
SGP       Schering-Plough Corporation                Common           806605101       1,428,350       26,950
TDS       Telephone & Data Systems Inc.              Common           879433100       1,351,656       18,500
GD        General Dynamics Corp.                     Common           369550108       1,342,600       19,600
BAC       Bank of America Corp.                      Common           060505104       1,340,006       18,278
SPG       Simon Property Group Inc.                  Common           828806109       1,267,811       49,963
COF       Capital One Financial Corp.                Common           14040H105       1,258,538       22,600
CAT       Caterpillar Inc.                           Common           149123101       1,218,000       20,300
AMGN      Amgen Inc.                                 Common           031162100       1,211,413       19,900
UAL       UAL Corp.                                  Common           902549500       1,033,500       15,900
GTE       GTE Corporation                            Common           362320103       1,030,200       13,600
AIG       American International Group               Common           026874107         989,178        8,450
YHOO      Yahoo Inc.                                 Common           984332106         912,925        5,300
BDK       Black & Decker Corporation                 Common           091797100         852,188       13,500
ONE       Bank One Corp.                             Common           06423A103         836,079       14,037
TLAB      Tellabs Inc.                               Common           879664100         810,750       12,000
GM        General Motors Corp.                       Common           370442105         782,100       11,850
MEL       Mellon Bank Corp.                          Common           585509102         712,950       19,600
AMZN      Amazon.Com Inc.                            Common           023135106         700,700        5,600
CPQ       Compaq Computer Corp.                      Common           204493100         686,938       29,000
MDT       Medtronic Inc.                             Common           585055106         661,938        8,500
AA        Alcoa Inc.                                 Common           013817101         649,688       10,500
UPC       Union Planters Corp.                       Common           908068109         647,969       14,500
CL        Colgate-Palmolive Company                  Common           194162103         632,000        6,400
GLX       Glaxo Wellcome Plc                         SPONSORED ADR    37733W105         622,309       10,990
ALTR      Altera Corp.                               Common           021441100         566,913       15,400
AVP       Avon Products                              Common           054303102         555,000       10,000
AMAT      Applied Materials Inc.                     Common           038222105         546,675        7,400
BRK/B     Berkshire Hathaway Inc.                    Common           084670207         539,094          240
GT        Goodyear Tire & Rubber Co.                 Common           382550101         499,906        8,500
STT       State Street Corp.                         Common           857477103         486,638        5,700
BDX       Becton Dickinson & Co.                     Common           075887109         480,000       16,000
BPA       BP Amoco Plc                               Common           055622104         472,192        4,352
GDT       Guidant Corp.                              Common           401698105         470,653        9,150
IMAT      Imatron Inc.                               Common           452906100         466,181      324,300
ORCL      Oracle Corporation                         Common           68389X105         464,063       12,500
DCX       DaimlerChrysler AG                          ORD             D1668R123         443,220        4,987
OAT       Quaker Oats Co.                            Common           747402105         438,075        6,600
MMM       Minnesota Mining & MFG Co.                 Common           604059105         415,561        4,780
DAL       Delta Air Lines Inc.                       Common           247361108         403,375        7,000
NDE       IndyMac Mortgage Holdings Inc.             Common           456607100         400,000       25,000
FTU       First Union Corp.                          Common           337358105         397,432        8,456
GDW       Golden West Financial Corp.                Common           381317106         392,000        4,000
VOD       Vodafone AirTouch Plc                      Common           92857T107         387,302        1,966
KSS       Kohls Corp.                                Common           500255104         351,203        4,550
SPGPRB    Simon Property Group Inc.                  PFD CV B 6.50%   828806406         351,120        4,560
TYC       Tyco International Ltd.                    Common           902124106         350,575        3,700
UK        Union Carbide Corp. Hldg Co.               Common           905581104         341,250        7,000
HDI       Harley-Davidson Inc.                       Common           412822108         337,125        6,200


                        Name of Reporting Manager: Birinyi Associates Inc.                                    (SEC USE ONLY)
--------------------------------------------------------------------------------------------------------------------------------
                                                           Investment Discretion                       Voting Authority (Shares)
                                                    ---------------------------------                ---------------------------
 Ticker                 Name of Issuer              (a)Sole  (b)Shared As  (c)Shared-  Managers See  (a)Sole  (b)Shared  (c)None
                                                              Defined in      Other      Instr.V
                                                                Part V.
--------------------------------------------------------------------------------------------------------------------------------

HD        Home Depot Inc.                           24,548                               n/a                              24,548
BEL       Bell Atlantic Corp.                       23,900                               n/a                              23,900
WFC       Wells Fargo Company                       36,500                               n/a                              36,500
IP        International Paper Co.                   29,631                               n/a                              29,631
TXU       Texas Utilities Co.                       36,000                               n/a                              36,000
GS        Goldman Sachs Group Inc.                  20,105                               n/a                              20,105
SGP       Schering-Plough Corporation               26,950                               n/a                              26,950
TDS       Telephone & Data Systems Inc.             18,500                               n/a                              18,500
GD        General Dynamics Corp.                    19,600                               n/a                              19,600
BAC       Bank of America Corp.                     18,278                               n/a                              18,278
SPG       Simon Property Group Inc.                 49,963                               n/a                              49,963
COF       Capital One Financial Corp.               22,600                               n/a                              22,600
CAT       Caterpillar Inc.                          20,300                               n/a                              20,300
AMGN      Amgen Inc.                                19,900                               n/a                              19,900
UAL       UAL Corp.                                 15,900                               n/a                              15,900
GTE       GTE Corporation                           13,600                               n/a                              13,600
AIG       American International Group               8,450                               n/a                               8,450
YHOO      Yahoo Inc.                                 5,300                               n/a                               5,300
BDK       Black & Decker Corporation                13,500                               n/a                              13,500
ONE       Bank One Corp.                            14,037                               n/a                              14,037
TLAB      Tellabs Inc.                              12,000                               n/a                              12,000
GM        General Motors Corp.                      11,850                               n/a                              11,850
MEL       Mellon Bank Corp.                         19,600                               n/a                              19,600
AMZN      Amazon.Com Inc.                            5,600                               n/a                               5,600
CPQ       Compaq Computer Corp.                     29,000                               n/a                              29,000
MDT       Medtronic Inc.                             8,500                               n/a                               8,500
AA        Alcoa Inc.                                10,500                               n/a                              10,500
UPC       Union Planters Corp.                      14,500                               n/a                              14,500
CL        Colgate-Palmolive Company                  6,400                               n/a                               6,400
GLX       Glaxo Wellcome Plc                        10,990                               n/a                              10,990
ALTR      Altera Corp.                              15,400                               n/a                              15,400
AVP       Avon Products                             10,000                               n/a                              10,000
AMAT      Applied Materials Inc.                     7,400                               n/a                               7,400
BRK/B     Berkshire Hathaway Inc.                      240                               n/a                                 240
GT        Goodyear Tire & Rubber Co.                 8,500                               n/a                               8,500
STT       State Street Corp.                         5,700                               n/a                               5,700
BDX       Becton Dickinson & Co.                    16,000                               n/a                              16,000
BPA       BP Amoco Plc                               4,352                               n/a                               4,352
GDT       Guidant Corp.                              9,150                               n/a                               9,150
IMAT      Imatron Inc.                             324,300                               n/a                             324,300
ORCL      Oracle Corporation                        12,500                               n/a                              12,500
DCX       DaimlerChrysler AG                         4,987                               n/a                               4,987
OAT       Quaker Oats Co.                            6,600                               n/a                               6,600
MMM       Minnesota Mining & MFG Co.                 4,780                               n/a                               4,780
DAL       Delta Air Lines Inc.                       7,000                               n/a                               7,000
NDE       IndyMac Mortgage Holdings Inc.            25,000                               n/a                              25,000
FTU       First Union Corp.                          8,456                               n/a                               8,456
GDW       Golden West Financial Corp.                4,000                               n/a                               4,000
VOD       Vodafone AirTouch Plc                      1,966                               n/a                               1,966
KSS       Kohls Corp.                                4,550                               n/a                               4,550
SPGPRB    Simon Property Group Inc.                  4,560                               n/a                               4,560
TYC       Tyco International Ltd.                    3,700                               n/a                               3,700
UK        Union Carbide Corp. Hldg Co.               7,000                               n/a                               7,000
HDI       Harley-Davidson Inc.                       6,200                               n/a                               6,200

                        Name of Reporting Manager: Birinyi Associates Inc.
--------------------------------------------------------------------------------------------------------

 Ticker                 Name of Issuer            Title of Class  CUSIP Number    Fair Market  Shares or
                                                                                     Value     Principal
                                                                                                Amount
--------------------------------------------------------------------------------------------------------

DIS       Disney (Walt)                              Common       254687106         332,066       10,777
UNP       Union Pacific Corp.                        Common       907818108         329,466        5,650
FDX       FDX Corporation                            Common       31304N107         325,500        6,000
HAL       Halliburton Co.                            Common       406216101         316,750        7,000
NGH       Nabisco Group Holdings Corp.               Common       62952P102         308,109       15,750
PWJ       Paine Webber Group Inc.                    Common       695629105         303,875        6,500
DLJ       Donaldson, Lufkin & Jenrette Inc. - DLJ    Common       257661108         301,250        5,000
FRE       Freddie Mac                                Common       313400301         290,000        5,000
PEB       PE Corp.-PE Biosystems Group               Common       69332S102         286,875        2,500
MDY       Standard and Poor's Midcap 400 Index       Common       595635103         273,137        3,485
MOT       Motorola Inc.                              Common       620076109         270,038        2,850
AAPL      Apple Computer Inc.                        Common       037833100         259,489        5,603
CCL       Carnival Corp.                             Common       143658102         255,838        5,275
EDS       Electronic Data Systems                    Common       285661104         254,531        4,500
OMC       Omnicom Group                              Common       681919106         252,000        3,150
NKE       Nike Inc.                                  Common       654106103         250,084        3,950
TIF       Tiffany & Co.                              Common       886547108         247,040        2,560
LEH       Lehman Brothers Holdings Inc.              Common       524908100         245,639        3,946
EK        Eastman Kodak Co.                          Common       277461109         238,412        3,519
ENE       Enron Corp.                                Common       293561106         232,988        2,850
LSI       LSI Logic Corp.                            Common       502161102         230,625        5,000
DH        Dayton-Hudson Corp.                        Common       239753106         224,250        3,450
DT        Deutsche Telekom                           Common       251566105         219,700        5,200
UNPH      JDS Uniphase Corp.                         Common       909149106         215,800        1,300
NFB       North Fork Bancorporation                  Common       659424105         213,125       10,000
CB        Chubb Corp.                                Common       171232101         208,500        3,000
EBAY      eBay Inc.                                  Common       278642103         203,850        1,350
ED        Consolidated Edison Inc.                   Common       209115104         203,625        4,500
CLTT      Cluster Technology Corp.                   Common       189497209           4,688       25,000
SPNC      Spectranetics Corp.                        Common       84760C107          42,188       15,000
QCSC      SourcingLink.net Inc.                      Common       74725H101          20,000       10,000

          US Treasury Note 6.375% 07/15/99            Note        912827F98060      267,251      267,000
          US Treasury Note 5.875% 02/15/04            Note        912827N81060      267,412      266,000
          US Treasury Note 6.750% 04/30/00            Note        912827T69060      263,088      260,000
          US Treasury Note 7.500% 10/31/99            Note        912827R61060      226,828      225,000
          US Treasury Note Ser C-99 8.000% 08/15/99   Note        912827XW7060      205,832      205,000
          Bellsouth Tele. 6.25% 05/15/03              Note        079867AE7020      245,613      245,000
          Comcast Corp. 10.625% 07/15/12              Bond           200300AN1      275,000      220,000


                        Name of Reporting Manager: Birinyi Associates Inc.                                    (SEC USE ONLY)
---------------------------------------------------------------------------------------------------------------------------------
                                                            Investment Discretion                       Voting Authority (Shares)
                                                     ---------------------------------                ---------------------------
 Ticker                 Name of Issuer               (a)Sole  (b)Shared As  (c)Shared-  Managers See  (a)Sole  (b)Shared  (c)None
                                                               Defined in      Other      Instr.V
                                                                 Part V.
---------------------------------------------------------------------------------------------------------------------------------

DIS       Disney (Walt)                               10,777                               n/a                             10,777
UNP       Union Pacific Corp.                          5,650                               n/a                              5,650
FDX       FDX Corporation                              6,000                               n/a                              6,000
HAL       Halliburton Co.                              7,000                               n/a                              7,000
NGH       Nabisco Group Holdings Corp.                15,750                               n/a                             15,750
PWJ       Paine Webber Group Inc.                      6,500                               n/a                              6,500
DLJ       Donaldson, Lufkin & Jenrette Inc. - DLJ      5,000                               n/a                              5,000
FRE       Freddie Mac                                  5,000                               n/a                              5,000
PEB       PE Corp.-PE Biosystems Group                 2,500                               n/a                              2,500
MDY       Standard and Poor's Midcap 400 Index         3,485                               n/a                              3,485
MOT       Motorola Inc.                                2,850                               n/a                              2,850
AAPL      Apple Computer Inc.                          5,603                               n/a                              5,603
CCL       Carnival Corp.                               5,275                               n/a                              5,275
EDS       Electronic Data Systems                      4,500                               n/a                              4,500
OMC       Omnicom Group                                3,150                               n/a                              3,150
NKE       Nike Inc.                                    3,950                               n/a                              3,950
TIF       Tiffany & Co.                                2,560                               n/a                              2,560
LEH       Lehman Brothers Holdings Inc.                3,946                               n/a                              3,946
EK        Eastman Kodak Co.                            3,519                               n/a                              3,519
ENE       Enron Corp.                                  2,850                               n/a                              2,850
LSI       LSI Logic Corp.                              5,000                               n/a                              5,000
DH        Dayton-Hudson Corp.                          3,450                               n/a                              3,450
DT        Deutsche Telekom                             5,200                               n/a                              5,200
UNPH      JDS Uniphase Corp.                           1,300                               n/a                              1,300
NFB       North Fork Bancorporation                   10,000                               n/a                             10,000
CB        Chubb Corp.                                  3,000                               n/a                              3,000
EBAY      eBay Inc.                                    1,350                               n/a                              1,350
ED        Consolidated Edison Inc.                     4,500                               n/a                              4,500
CLTT      Cluster Technology Corp.                    25,000                               n/a                             25,000
SPNC      Spectranetics Corp.                         15,000                               n/a                             15,000
QCSC      SourcingLink.net Inc.                       10,000                               n/a                             10,000

          US Treasury Note 6.375% 07/15/99           267,000                               n/a                            267,000
          US Treasury Note 5.875% 02/15/04           266,000                               n/a                            266,000
          US Treasury Note 6.750% 04/30/00           260,000                               n/a                            260,000
          US Treasury Note 7.500% 10/31/99           225,000                               n/a                            225,000
          US Treasury Note Ser C-99 8.000% 08/15/99  205,000                               n/a                            205,000
          Bellsouth Tele. 6.25% 05/15/03             245,000                               n/a                            245,000
          Comcast Corp. 10.625% 07/15/12             220,000                               n/a                            220,000